Material Accounting Policy Information (Policies)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
New Accounting Standards Effective in 2025
3.1.	New Accounting Standards Effective in 2025
Amendment to IAS 21 - Lack of Exchangeability
Effective January 1, 2025, the Company adopted the Amendment to IAS 21 - Lack of Exchangeability. The amendments contain guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not, as well as associated disclosure requirements when it is concluded a currency is not exchangeable. The adoption of this amendment had no impact on the condensed interim consolidated financial statements.

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Minto has been removed from the mine count due to Minto Metals Corp., being placed in receivership.